NEWBUILDINGS (Tables)	6 Months Ended
Jun. 30, 2023
Newbuildings [Abstract]
Vessels and Equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance as of December 31, 2022	3,300,778	(634,993)	2,665,785
Acquired vessels	247,304	—	247,304
Other additions	8,524	—	8,524
Disposals and transfer to Vessels Held for Sale	(66,404)	22,835	(43,569)
Transfer from newbuildings	143,305	—	143,305
Impairment loss	(11,780)	—	(11,780)
Depreciation	—	(56,675)	(56,675)
Balance as of June 30, 2023	3,621,727	(668,833)	2,952,894
Movements in the six months ended June 30, 2023 are summarized as follows:

(in thousands of $)
Balance as of December 31, 2022	91,898
Installments paid	107,091
Capitalized interest expense	3,326
Other	3,387
Transfer to vessels and equipment	(143,305)
Balance as of June 30, 2023	62,397